ITEM 4 AND ITEM 5
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

We have performed the procedures enumerated below, on certain information with respect to attributes of the vehicle loans to be pooled for securitization related to the Class A, Class B, Class C and Class D Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2022-1 (“Subject Matter”). Credit Acceptance Corporation (the “Company”) is responsible for the data file accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, Wells Fargo Securities, LLC (“Wells Fargo”) has agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.The Company provided an electronic file (the “Data File”) with information for certain vehicle loans, which the Company represented was as of the close of business on April 30, 2022.

2.Grant Thornton selected one hundred vehicle loans on a random basis from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo, to the related retail installment contract provided by the Company, and in instances where consumers changed their address subsequent to the origination of their loan, we compared the state to other Company records.

a.Loan number
b.Original amount financed
c.First payment date (scheduled)
d.Original term to maturity
e.Monthly payment
f.Interest rate
g.State
h.Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title, title application, VINtek, or acceptable proof of lien, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:
•Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•Addressing the value of collateral securing any such assets being securitized
•Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
•Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions
•Forming any conclusions
•Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Company and Wells Fargo. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
May 27, 2022

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX6547	35	XXXXX9792	69	XXXXX3439
2	XXXX7510	36	XXXXX2477	70	XXXX3954
3	XXXXX5459	37	XXXXX2914	71	XXXXX9696
4	XXXX5967	38	XXXXX7339	72	XXXXX2192
5	XXXXX6480	39	XXXXX0335	73	XXXX0717
6	XXXXX4052	40	XXXXX4280	74	XXXXX2747
7	XXXXX7683	41	XXXXX3541	75	XXXXX2647
8	XXXXX9001	42	XXXXX8911	76	XXXXX5007
9	XXXXX4269	43	XXXX0572	77	XXXXX2762
10	XXXXX2486	44	XXXXX9111	78	XXXXX3978
11	XXXX7375	45	XXXXX2207	79	XXXXX0970
12	XXXX1810	46	XXXXX9128	80	XXXXX7602
13	XXXXX4747	47	XXXX2271	81	XXXX4209
14	XXXXX7006	48	XXXXX8625	82	XXXXX1523
15	XXXXX3084	49	XXXXX1205	83	XXXXX6859
16	XXXXX2336	50	XXXXX1638	84	XXXXX4869
17	XXXXX8942	51	XXXXX2148	85	XXXX5570
18	XXXXX0962	52	XXXXX9853	86	XXXXX7591
19	XXXXX1364	53	XXXXX7262	87	XXXXX6582
20	XXXXX0432	54	XXXXX6539	88	XXXXX0166
21	XXXX2630	55	XXXXX7798	89	XXXXX6720
22	XXXXX8859	56	XXXXX7476	90	XXXXX3242
23	XXXXX1669	57	XXXXX2143	91	XXXXX3090
24	XXXXX3029	58	XXXX2230	92	XXXXX9008
25	XXXX0082	59	XXXXX3579	93	XXXXX3909
26	XXXXX3881	60	XXXXX3862	94	XXXXX4096
27	XXXXX6999	61	XXXXX5443	95	XXXXX0088
28	XXXXX6592	62	XXXXX2085	96	XXXX9995
29	XXXXX5257	63	XXXX1909	97	XXXXX7315
30	XXXXX0187	64	XXXXX1013	98	XXXXX8104
31	XXXX5467	65	XXXX9918	99	XXXXX1525
32	XXXXX3236	66	XXXX8898	100	XXXX1099
33	XXXXX8467	67	XXXX9857
34	XXXXX1683	68	XXXXX7571